Taxes (Details 3) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 457,395	$ 485,016
Income taxes payable	188,425	205,477
Other taxes payable	7,265	11,380
Total	$ 653,085	$ 701,873